Main items related to operating activities - Inventories, Components (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Inventories
Crude oil and natural gas	$ 2,272	$ 2,658	$ 2,208
Refined products	5,222	5,792	4,547
Chemicals products	1,033	1,031	819
Trading inventories	3,918	4,320	4,613
Other inventories	2,435	2,719	3,060
Total	14,880	16,520	15,247
Gross value/Cost
Inventories
Crude oil and natural gas	2,382	2,658	2,215
Refined products	5,464	5,828	4,577
Chemicals products	1,087	1,089	877
Trading inventories	3,918	4,320	4,613
Other inventories	3,372	3,632	3,936
Total	16,223	17,527	16,218
Valuation allowance/Cumulative impairments
Inventories
Crude oil and natural gas	(110)		(7)
Refined products	(242)	(36)	(30)
Chemicals products	(54)	(58)	(58)
Other inventories	(937)	(913)	(876)
Total	$ (1,343)	$ (1,007)	$ (971)	$ (1,068)
Refining & Chemicals
Main items related to operating activities
Turnover period for petroleum product inventories	2 months